SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST	12 Months Ended
Dec. 31, 2020
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST
NOTE 22:-	SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST

a.	Additional information on Revenues:

Major customers:

BARDA and Vericel contributed 83% and 0% of the Company’s total revenues, in 2020, 34% and 55%, in 2019, and 0% and 0% in 2018, respectively. (see also Note 17).

No other customer contributed 10% or more of our Revenues in 2020 and 2019.

Revenue Re-classification:

Revenues from distributions agreements which recognized as right to access and does not have a stand alone value were classified as revenues from sale of products in the year ended 31, December 2018, 2019  in the amount of $176, $218 respectively.

Geographic information:

The Revenues reported in the financial statements are based on the location of the customers, as follows:

	Year ended December 31,
	2018	2019	2020

USA ( see also Note 17a, 17b)	-	28,504	18,030
EU and other international markets	3,401	3,285	3,733

	3,401	31,789	21,763

b.	Cost of Revenues:

1.	Cost of Revenues from sale of products

	Year ended December 31,
	2018	2019	2020

Salary and benefits (including share-based compensation)	2,212	1,916	2,139
Subcontractors	72	89	153
Depreciation and amortization	474	512	554
Cost of materials	468	456	704
Other manufacturing expenses	783	657	840
Decrease in inventory of finished products	299	344	155
Allotment of manufacturing costs to R&D	(2,220)	(1,621)	(1,394)

	2,088	2,353	3,151

2.	Cost of Revenues from development services

	Year ended December 31,
	2018	2019	2020

Salary and benefits	-	1,404	2,320
Subcontractors	-	7,412	8,747

	-	8,816	11,067

3.	Cost of Revenues from license agreements

	Year ended December 31,
	2018	2019	2020

Royalties payments	-	680	-

	-	680	-

c.	Research and development expenses, net of participations:

	Year ended December 31,
	2018	2019	2020

Salary and benefits (including share-based compensation)	3,703	2,965	2,094
Subcontractors	11,423	4,694	3,173
Depreciation and amortization	51	342	346
Cost of materials	309	311	517
Allotment of manufacturing costs	2,220	1,621	1,394
Other research and development expenses	209	137	174

Research and development, gross	17,915	10,070	7,698

Participations:
BARDA funds	(13,238)	(3,785)	-
Revaluation of liabilities in respect of IIA grants	(605)	(1,316)	-

	4,072	4,969	7,698

d.      Selling and marketing expenses:

	Year ended December 31,
	2018	2019	2020

Salary and benefits (including share based compensation) (1)	2,343	2,028	1,700
Marketing and medical support	1,055	1,298	740
Depreciation and amortization	9	49	82
Shipping and delivery	192	200	282
Registration and marketing license fees	589	489	424

	4,188	4,064	3,228

(1)	The salary costs for the year ended December 31,2020 Includes one time payment of $243 derived from restructuring astrategy at the EU subsidery.

e.	General and administrative expenses:

	Year ended December 31,
	2018	2019	2020

Salary and benefits (including share‑based compensation)	2,035	2,621	2,784
Professional fees	1,361	1,628	2,267
Depreciation and amortization	43	247	108
Other	360	746	300

	3,799	5,242	5,459

f.	Other expenses: The other one-time expenses amounted $751 and $1,172 for the years ended December 31, 2018 and 2019 respectivally, are associated with the review and assessment of the strategic deal.

g.	Financial income and expense:

	Year ended December 31,
	2018	2019	2020
Financial income:
Interest income	412	434	297
Revaluation of liabilities in respect of the purchase of shares	-	-	433
Exchange differences, net	-	122	113

	412	556	843
Financial expense:
Interest in respect of IIA grants	892	925	832
Revaluation of liabilities in respect of IFRS16	-	140	144
Revaluation of liabilities in respect of the purchase of shares	758	1,690	-
Exchange differences, net	219	-	-
Finance expenses in respect of deferred Revenues	164	161	247
Other	84	67	56

	2,117	2,983	1,279